Short-term deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Line Items]
Short-term deposits	$ 35,592	$ 108,928	[1]
Minimum
Cash and Cash Equivalents [Line Items]
Deposits interest rates	0.10%	0.27%
Maximum
Cash and Cash Equivalents [Line Items]
Deposits interest rates	1.55%	2.47%

[1]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse stock split effected on August 30, 2021. See also Note 12, Shareholders’ Equity, for details.